CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Schedule of Condensed Statements of Cash Flow) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2014 CNY (¥)
Statement Line Items [Line Items]
Net cash flows used in operating activities | ¥		¥ (14,746)	¥ (28,269)	¥ (21,569)
Net cash flows from investing activities | ¥		2,868	(4,936)	(435)
Net cash flows from financing activities | ¥		12,630	5,581	12,369
NET (DECREASE)/INCREASE IN CASH | ¥		752	(27,624)	(9,635)
CASH AT BEGINNING OF THE YEAR | ¥				45,307	¥ 18,878		¥ 19,228	¥ 48,263
Net foreign exchange difference | ¥		(1,102)	1,545	6,679
CASH AT END OF THE YEAR | ¥				45,307	18,878		19,228	48,263
USD [Member]
Statement Line Items [Line Items]
Net cash flows used in operating activities | $	$ (2,267)
Net cash flows from investing activities | $	441
Net cash flows from financing activities | $	1,941
NET (DECREASE)/INCREASE IN CASH | $	115
CASH AT BEGINNING OF THE YEAR | $	2,901					$ 2,955
Net foreign exchange difference | $	(169)
CASH AT END OF THE YEAR | $	2,901					2,955
Condensed [Member]
Statement Line Items [Line Items]
Net cash flows used in operating activities | ¥		(3,647)	(2,796)	(1,851)
Net cash flows from investing activities | ¥		7,808		31,681
Net cash flows from financing activities | ¥			(276)	(33,210)
NET (DECREASE)/INCREASE IN CASH | ¥		4,161	(3,072)	(3,380)
CASH AT BEGINNING OF THE YEAR | ¥				13,062	13,912		10,678	14,484
Net foreign exchange difference | ¥		¥ (927)	¥ 688	1,958
CASH AT END OF THE YEAR | ¥				¥ 13,062	¥ 13,912		¥ 10,678	¥ 14,484
Condensed [Member] | USD [Member]
Statement Line Items [Line Items]
Net cash flows used in operating activities | $	(560)
Net cash flows from investing activities | $	1,200
Net cash flows from financing activities | $
NET (DECREASE)/INCREASE IN CASH | $	640
CASH AT BEGINNING OF THE YEAR | $	2,138					1,641
Net foreign exchange difference | $	(143)
CASH AT END OF THE YEAR | $	$ 2,138					$ 1,641